JPMorgan USD Emerging Markets Sovereign Bond ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 84.7%
Azerbaijan — 0.3%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	150,000	131,063
Bahrain — 3.9%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	400,000	408,800
6.75%, 9/20/2029 (a)	600,000	609,000
5.63%, 9/30/2031 (a)	200,000	189,000
5.45%, 9/16/2032 (a)	200,000	185,000
5.63%, 5/18/2034 (a)	200,000	181,562
6.00%, 9/19/2044 (a)	260,000	212,064
		1,785,426
Brazil — 4.1%
Federative Republic of Brazil
4.63%, 1/13/2028	200,000	198,072
4.50%, 5/30/2029	200,000	194,500
6.13%, 1/22/2032	200,000	202,050
6.00%, 10/20/2033	200,000	196,250
6.63%, 3/15/2035	400,000	398,500
5.00%, 1/27/2045	343,000	252,962
4.75%, 1/14/2050	200,000	137,734
7.13%, 5/13/2054	335,000	310,210
		1,890,278
Bulgaria — 0.4%
Republic of Bulgaria 5.00%, 3/5/2037 (a)	200,000	192,525
Chile — 1.8%
Republic of Chile
3.24%, 2/6/2028	400,000	386,800
3.10%, 5/7/2041	200,000	145,200
4.00%, 1/31/2052	200,000	149,495
3.25%, 9/21/2071	200,000	117,600
		799,095
China — 0.6%
People's Republic of China 3.50%, 10/19/2028 (a)	276,000	274,896
Colombia — 4.3%
Republic of Colombia
3.00%, 1/30/2030	600,000	513,900
7.75%, 11/7/2036	200,000	193,900
7.38%, 9/18/2037	450,000	426,096
6.13%, 1/18/2041	400,000	322,400
5.00%, 6/15/2045	200,000	132,800
5.20%, 5/15/2049	200,000	131,600
8.75%, 11/14/2053	224,000	218,512
		1,939,208
Costa Rica — 1.3%
Republic of Costa Rica
6.55%, 4/3/2034 (a)	200,000	205,500

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Costa Rica—continued
7.16%, 3/12/2045 (a)	200,000	204,600
7.30%, 11/13/2054 (a)	200,000	204,400
		614,500
Dominican Republic — 4.3%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	107,000	107,589
6.00%, 7/19/2028 (a)	300,000	303,000
4.50%, 1/30/2030 (a)	300,000	282,000
4.88%, 9/23/2032 (a)	150,000	136,800
6.95%, 3/15/2037 (b)	300,000	301,050
5.30%, 1/21/2041 (a)	550,000	463,375
6.40%, 6/5/2049 (b)	150,000	137,293
5.88%, 1/30/2060 (a)	300,000	246,900
		1,978,007
Egypt — 1.2%
Arab Republic of Egypt
6.59%, 2/21/2028 (a)	200,000	195,294
5.88%, 2/16/2031 (a)	200,000	170,679
8.88%, 5/29/2050 (a)	200,000	157,500
		523,473
El Salvador — 0.5%
Republic of El Salvador 9.25%, 4/17/2030 (a)	200,000	209,012
Ghana — 1.2%
Republic of Ghana
5.00%, 7/3/2029 (a) (c)	300,000	273,000
5.00%, 7/3/2035 (a) (c)	400,000	295,000
		568,000
Guatemala — 0.7%
Republic of Guatemala 6.60%, 6/13/2036 (a)	326,000	326,652
Hungary — 1.8%
Hungary Government Bond
5.25%, 6/16/2029 (a)	200,000	200,750
2.13%, 9/22/2031 (a)	200,000	163,729
6.25%, 9/22/2032 (a)	200,000	206,876
6.75%, 9/25/2052 (a)	244,000	243,817
		815,172
India — 0.8%
Export-Import Bank of India
3.88%, 2/1/2028 (a)	200,000	195,308
2.25%, 1/13/2031 (a)	200,000	173,538
		368,846
Indonesia — 3.0%
Perusahaan Penerbit SBSN Indonesia III 2.80%, 6/23/2030 (a)	400,000	365,590

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Indonesia—continued
Republic of Indonesia
4.75%, 2/11/2029	200,000	202,350
7.75%, 1/17/2038 (a)	400,000	479,200
4.20%, 10/15/2050	400,000	316,000
		1,363,140
Iraq — 0.4%
Republic of Iraq 5.80%, 1/15/2028 (a)	187,500	184,103
Ivory Coast — 1.0%
Republic of Cote d'Ivoire 8.25%, 1/30/2037 (a)	480,000	450,600
Jamaica — 1.2%
Jamaica Government Bond
6.75%, 4/28/2028	316,000	325,875
7.88%, 7/28/2045	200,000	228,850
		554,725
Jordan — 0.9%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	200,000	198,688
7.50%, 1/13/2029 (a)	200,000	201,938
		400,626
Kazakhstan — 0.5%
Republic of Kazakhstan 6.50%, 7/21/2045 (a)	200,000	208,800
Kenya — 1.3%
Republic of Kenya
8.00%, 5/22/2032 (a)	250,000	227,580
9.50%, 3/5/2036 (b)	400,000	364,800
		592,380
Latvia — 0.4%
Latvia Government Bond 5.13%, 7/30/2034 (a)	200,000	196,494
Mexico — 4.3%
United Mexican States
6.00%, 5/13/2030	200,000	206,000
2.66%, 5/24/2031	382,000	325,464
4.75%, 4/27/2032	200,000	186,800
6.88%, 5/13/2037	200,000	202,400
6.05%, 1/11/2040	266,000	246,914
4.75%, 3/8/2044	290,000	219,240
4.60%, 1/23/2046	200,000	144,600
7.38%, 5/13/2055	200,000	197,700
3.75%, 4/19/2071	200,000	107,975
5.75%, 10/12/2110	150,000	113,269
		1,950,362
Morocco — 1.1%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	200,000	165,600

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Morocco—continued
6.50%, 9/8/2033 (a)	215,000	222,426
4.00%, 12/15/2050 (a)	200,000	131,900
		519,926
Nigeria — 3.0%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	200,000	193,688
7.14%, 2/23/2030 (a)	400,000	368,000
8.75%, 1/21/2031 (a)	200,000	192,750
7.38%, 9/28/2033 (a)	300,000	254,625
10.38%, 12/9/2034 (a)	200,000	199,876
7.63%, 11/28/2047 (a)	200,000	150,000
		1,358,939
Oman — 4.5%
Oman Sovereign Sukuk SAOC 4.88%, 6/15/2030 (a)	200,000	199,344
Sultanate of Oman Government Bond
6.75%, 10/28/2027 (a)	200,000	207,182
5.63%, 1/17/2028 (a)	400,000	403,575
6.00%, 8/1/2029 (a)	200,000	206,088
6.25%, 1/25/2031 (a)	200,000	209,026
7.38%, 10/28/2032 (a)	200,000	222,820
6.75%, 1/17/2048 (a)	400,000	401,676
7.00%, 1/25/2051 (a)	200,000	205,876
		2,055,587
Pakistan — 1.0%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	200,000	185,566
7.38%, 4/8/2031 (a)	321,000	273,328
		458,894
Panama — 2.5%
Republic of Panama
3.16%, 1/23/2030	200,000	176,372
2.25%, 9/29/2032	200,000	147,296
6.70%, 1/26/2036	42,000	40,488
6.88%, 1/31/2036	316,000	306,046
4.50%, 4/1/2056	400,000	244,600
3.87%, 7/23/2060	420,000	225,651
		1,140,453
Paraguay — 0.4%
Republic of Paraguay 6.10%, 8/11/2044 (a)	200,000	186,812
Peru — 2.2%
Republic of Peru
2.78%, 1/23/2031	200,000	176,500
8.75%, 11/21/2033	8,000	9,660
3.00%, 1/15/2034	198,000	164,439
5.38%, 2/8/2035	200,000	196,410

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Peru—continued
3.30%, 3/11/2041	200,000	145,400
3.55%, 3/10/2051	200,000	134,400
2.78%, 12/1/2060	89,000	46,547
3.23%, 7/28/2121	219,000	114,728
		988,084
Philippines — 2.7%
Republic of Philippines
6.38%, 1/15/2032	300,000	323,625
5.00%, 1/13/2037	400,000	390,936
3.70%, 3/1/2041	400,000	315,500
5.90%, 2/4/2050	200,000	199,750
		1,229,811
Poland — 2.2%
Republic of Poland
4.63%, 3/18/2029	100,000	100,351
4.88%, 2/12/2030	200,000	201,816
4.88%, 10/4/2033	350,000	342,825
5.13%, 9/18/2034	100,000	98,925
5.50%, 4/4/2053	300,000	272,775
		1,016,692
Romania — 2.5%
Romania Government Bond
3.00%, 2/27/2027 (a)	440,000	420,750
7.13%, 1/17/2033 (a)	50,000	50,725
6.38%, 1/30/2034 (a)	100,000	95,351
5.75%, 3/24/2035 (b)	200,000	179,380
7.50%, 2/10/2037 (a)	150,000	150,608
6.13%, 1/22/2044 (a)	100,000	85,424
4.00%, 2/14/2051 (a)	300,000	179,833
		1,162,071
Saudi Arabia — 4.2%
Kingdom of Saudi Arabia
3.63%, 3/4/2028 (a)	200,000	195,250
4.38%, 4/16/2029 (a)	400,000	397,076
4.75%, 1/16/2030 (a)	200,000	200,382
2.25%, 2/2/2033 (a)	500,000	412,043
5.25%, 1/16/2050 (a)	600,000	526,215
KSA Sukuk Ltd. 2.25%, 5/17/2031 (a)	205,000	178,157
		1,909,123
Serbia — 0.9%
Republic of Serbia 6.50%, 9/26/2033 (a)	400,000	412,800
South Africa — 3.7%
Republic of South Africa
4.85%, 9/30/2029	700,000	666,575
7.10%, 11/19/2036 (b)	200,000	193,606

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
South Africa—continued
5.65%, 9/27/2047	200,000	145,000
5.75%, 9/30/2049	200,000	144,500
7.30%, 4/20/2052	200,000	172,400
7.95%, 11/19/2054 (a)	400,000	367,200
		1,689,281
Sri Lanka — 1.5%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	182,500	169,953
3.10%, 1/15/2030 (a) (c)	100,000	86,783
3.35%, 3/15/2033 (a) (c)	250,000	194,063
3.60%, 6/15/2035 (a) (c)	150,000	101,428
3.60%, 2/15/2038 (a) (c)	150,000	117,000
		669,227
Turkey — 7.1%
Hazine Mustesarligi Varlik Kiralama A/S
7.25%, 2/24/2027 (a)	400,000	407,800
6.50%, 4/26/2030 (a)	200,000	199,000
Republic of Turkiye (The)
5.13%, 2/17/2028	1,100,000	1,066,290
5.95%, 1/15/2031	300,000	282,189
7.13%, 2/12/2032	200,000	195,706
6.50%, 9/20/2033	201,000	187,483
6.88%, 3/17/2036	450,000	420,750
5.75%, 5/11/2047	700,000	500,850
		3,260,068
United Arab Emirates — 2.6%
United Arab Emirates Government Bond
3.13%, 10/11/2027 (a)	200,000	194,808
1.63%, 6/2/2028 (a)	200,000	184,402
2.00%, 10/19/2031 (a)	200,000	173,852
3.13%, 9/30/2049 (a)	542,000	359,075
4.95%, 7/7/2052 (a)	200,000	178,252
2.70%, 9/2/2070 (a)	200,000	104,600
		1,194,989
Uruguay — 1.9%
Oriental Republic of Uruguay
4.38%, 1/23/2031	434,000	428,792
5.10%, 6/18/2050	250,000	224,575
4.98%, 4/20/2055	232,000	199,520
		852,887

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Zambia — 0.5%
Republic of Zambia
5.75%, 6/30/2033 (a) (c)	119,912	107,591
0.50%, 12/31/2053 (a)	178,000	108,135
		215,726
Total Foreign Government Securities (Cost $39,703,124)		38,638,753
Corporate Bonds — 12.9%
Chile — 1.0%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	200,000	182,500
3.70%, 1/30/2050 (a)	400,000	262,400
		444,900
China — 1.2%
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028 (a)	200,000	201,262
Sinopec Group Overseas Development 2018 Ltd. 2.95%, 11/12/2029 (a)	200,000	189,878
State Grid Overseas Investment BVI Ltd. 1.63%, 8/5/2030 (a)	200,000	176,190
		567,330
Hong Kong — 0.7%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (d)	329,000	334,840
Hungary — 0.6%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	282,000	289,473
Indonesia — 1.0%
Pertamina Persero PT 4.18%, 1/21/2050 (a)	200,000	144,576
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 5/15/2027 (a)	300,000	295,538
		440,114
Malaysia — 0.9%
Petronas Capital Ltd.
2.48%, 1/28/2032 (a)	200,000	171,198
3.40%, 4/28/2061 (a)	400,000	250,960
		422,158
Mexico — 3.2%
Petroleos Mexicanos
8.75%, 6/2/2029	400,000	404,876
6.70%, 2/16/2032	500,000	446,450
10.00%, 2/7/2033 (e)	50,000	51,549
6.63%, 6/15/2035	100,000	79,775
6.50%, 6/2/2041	300,000	211,077
7.69%, 1/23/2050	382,000	281,305
		1,475,032
Peru — 0.3%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	200,000	121,000

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Poland — 0.9%
Bank Gospodarstwa Krajowego
5.38%, 5/22/2033 (a)	200,000	198,418
5.75%, 7/9/2034 (b)	200,000	201,498
		399,916
Saudi Arabia — 1.2%
Gaci First Investment Co.
5.25%, 1/29/2030 (a)	200,000	202,705
4.88%, 2/14/2035 (a)	371,000	357,899
		560,604
South Africa — 0.5%
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	200,000	203,912
United Arab Emirates — 1.4%
DP World Ltd. 6.85%, 7/2/2037 (a)	100,000	107,875
DP World Salaam (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.75%), 6.00%, 10/1/2025 (a) (d) (f) (g)	200,000	199,562
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	200,000	185,598
3.40%, 6/7/2051 (a)	218,000	146,605
		639,640
Total Corporate Bonds (Cost $5,992,755)		5,898,919
	SHARES
Short-Term Investments — 1.1%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (h) (i) (Cost $470,350)	470,350	470,350
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (h) (i)(Cost $52,320)	52,320	52,320
Total Short-Term Investments (Cost $522,670)		522,670
Total Investments — 98.7% (Cost $46,218,549)		45,060,342
Other Assets in Excess of Liabilities — 1.3%		581,200
NET ASSETS — 100.0%		45,641,542

Percentages indicated are based on net assets.

Abbreviations
GMTN	Global Medium Term Note
PT	Limited liability company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(e)	The security or a portion of this security is on loan at May 31, 2025. The total value of securities on loan at May 31, 2025 is $49,488.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2025.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$5,898,919	$—	$5,898,919
Foreign Government Securities	—	38,638,753	—	38,638,753
Short-Term Investments
Investment Companies	470,350	—	—	470,350
Investment of Cash Collateral from Securities Loaned	52,320	—	—	52,320
Total Short-Term Investments	522,670	—	—	522,670

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$522,670	$44,537,672	$—	$45,060,342
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (a) (b)	$1,292,706	$4,401,425	$5,641,811	$—	$—	$52,320	52,320	$7,000	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	695,282	3,746,054	3,970,986	—	—	470,350	470,350	6,076	—
Total	$1,987,988	$8,147,479	$9,612,797	$—	$—	$522,670		$13,076	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.